NATURE OF OPERATIONS (Details)		1 Months Ended	12 Months Ended
	Aug. 03, 2021	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Wheeler River Joint Venture
NATURE OF OPERATIONS
Effective Ownership Interest			95.00%
Ownership Interest, in Key Contractual Arrangements			90.00%
Waterbury Lake Uranium LP
NATURE OF OPERATIONS
Ownership interest, Joint Operations			67.41%	66.90%
McClean Lake Joint Venture
NATURE OF OPERATIONS
Ownership Interest, in Key Contractual Arrangements			22.50%	22.50%
Midwest Joint Venture
NATURE OF OPERATIONS
Ownership Interest, in Key Contractual Arrangements			25.17%	25.17%
Millennium Project
NATURE OF OPERATIONS
Ownership interest, Joint Operations			30.099%
Kiggavik Project
NATURE OF OPERATIONS
Ownership interest, Joint Operations			33.8118%
Christie Lake
NATURE OF OPERATIONS
Ownership interest, Joint Operations			34.4508%
JCU
NATURE OF OPERATIONS
Ownership interest, Joint Operations		50.00%	50.00%	50.00%
JCU | Wheeler River Joint Venture
NATURE OF OPERATIONS
Ownership interest, Joint Operations	5.00%		5.00%